Note 3 - Business Combinations - Pro Forma Financial Information (Details) - USD ($)	3 Months Ended		12 Months Ended
	Jan. 31, 2019	Jan. 31, 2018	Oct. 31, 2018	Oct. 31, 2017	Oct. 31, 2016
Revenue	$ 24,396,000	$ 52,802,000	$ 243,223,267	$ 211,210,599	$ 172,425,547
Total pro forma revenue	58,366,000	56,056,000	250,213,635	233,363,870	222,955,557
Net (loss) income	(22,575,000)	17,558,000	28,381,842	913,813	6,233,591
Total pro forma net (loss) income	(26,205,000)	11,747,000	27,368,928	(535,822)	17,324,200
O’Brien Acquisition [Member]
Pro forma revenue adjustments by Business Combination		3,254,000	6,990,368	13,796,172
Pro forma net income adjustments by Business Combination		$ (5,811,000)	(1,012,914)	(1,482,009)
Reilly Acquisition [Member]
Pro forma revenue adjustments by Business Combination				6,068,988	10,234,834
Pro forma net income adjustments by Business Combination				341,452	1,209,435
Concrete Pumping Holdings Acquisition Corp [Member]
Pro forma revenue adjustments by Business Combination				2,288,111	40,295,176
Pro forma net income adjustments by Business Combination				$ (309,078)	$ 9,881,174